EARNINGS (LOSS) PER SHARE (Tables)	3 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents basic and diluted earnings (loss) per share for the three months ended March 31, 2025 and March 31, 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(U.S. Dollars and shares in thousands, except per share amounts)
Income from continuing operations	$44,129	$71,487
Net (income) loss attributable to noncontrolling interests	(5,247)	4,707
Income from continuing operations attributable to Dole plc	38,882	76,194
Income (loss) from discontinued operations, net of income taxes	30	(6,051)
Net income attributable to Dole plc	$38,912	$70,143

Weighted average number of shares outstanding:
Weighted average number of shares – basic	95,109	94,929
Effect of share awards with a dilutive effect	568	300
Weighted average number of shares – diluted	95,677	95,229

Income (loss) per share:
Basic:
Continuing operations	$0.41	$0.80
Discontinued operations	—	(0.06)
Net income per share attributable to Dole plc	$0.41	$0.74
Diluted:
Continuing operations	$0.41	$0.80
Discontinued operations	—	(0.06)
Net income per share attributable to Dole plc	$0.41	$0.74